Consultant Accumulator Variable Universal Life Insurance
Flexible Premium Variable Universal Life Insurance Policies

Issued by:
Lincoln Benefit Life Company

In connection with:
Lincoln Benefit Life Variable Life Account

Street Address:
1221 N Street, Suite 200
Lincoln, NE 68508

Mailing Address:
P.O. Box 660191
Dallas, TX 75266-0191
Telephone Number: 1-800-865-5237
Fax Number: 1-866-525-5433

Updating Summary Prospectus

May 1, 2021

The prospectus for the Consultant Accumulator Flexible Premium Variable Universal Life Insurance Policies (“the Policies”) contains more information about the Policies, including its features, benefits and risk. You can find the current prospectus and other information about the Policies online at accessallstate.com. You can also obtain this information at no cost by calling 1-800-865-5237 or by sending a letter to our mailing address at: P.O. Box 660191; Dallas, TX 75266-0191.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov. This Summary Prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI), both dated May 1, 2021, as amended or supplemented. The SAI may be obtained, free of charge in the same manner as the prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for the Portfolio Companies available under your Policy will no longer be sent by mail, unless you specifically request paper copies of the reports from Lincoln Benefit Life Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Lincoln Benefit Life Company electronically by contracting Lincoln Benefit Life Company Customer Service at 1-800-865-5237.
You may elect to receive all future reports in paper free of charge. You can inform Lincoln Benefit Life Company that you wish to continue receiving paper copies of your shareholder reports by contacting Lincoln Benefit Life Company Customer Service at 1-800-865-5237. Your election to receive reports in paper will apply to all portfolio companies available under the Policy.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

SPECIAL TERMS	ii
UPDATED INFORMATION ABOUT YOUR POLICY	1
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY	2
APPENDIX A	A-1

i

Special Terms
Beneficiary(ies) - The person(s) named by you to receive the Death Benefit under the Policy.
Company - Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
Death Benefit - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.
Face Amount - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.
Fixed Account - The portion of the Policy Value allocated to our general account.
Grace Period - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.
Insured - The person whose life is covered by your Policy.
Issue Date - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.
Loan Account - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.
Monthly Activity Day - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.
Monthly Deduction - The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.
Policy Anniversary - The same day and month as the Issue Date for each subsequent year the Policy remains in force.
Policy Debt - The sum of all unpaid Policy loans and accrued loan interest.
Policy Month - A one month period beginning on the same day of the month as the issue date of the policy.
Policy Owner (“You” “Your”) - The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.
Policy Value - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.
Policy Year - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.
Portfolio Company - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Premium - Amounts paid to us as premium for the Policy by you or on your behalf.
SAI - Statement of Additional Information, which is available upon request.
Safety Net Premium - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans made by you, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.

ii

Separate Account - Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.
Sub-Account - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.
We - Our company, Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
You, Your - The person having the rights and privileges of ownership in the Policy.

iii

Updated Information About Your Policy
Q: Have the features of my Policy or the Portfolio Companies available under my Policy changed during the previous year?
A: Yes. Please see below for a summary of changes to the Portfolio Companies available under your Policy. These changes may or may not affect you, depending your choice of Portfolio Companies.
•    Portfolio Companies:
•Effective April 30, 2021, the Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series I; Invesco Oppenheimer VI Main Street Small Cap Fund® - Series I; Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series II; Invesco Oppenheimer VI Global Fund - Series II; are changing their names to the Invesco VI Discovery Mid Cap Growth Fund - Series I; Invesco VI Main Street Small Cap Fund® - Series I; Invesco VI Discovery Mid Cap Growth Fund - Series II; Invesco VI Global Fund - Series II, respectively.
•Effective April 30, 2021, the Invesco V.I. Value Opportunities Fund - Series I is no longer available as an investment alternative. Therefore, the corresponding Invesco V.I. Value Opportunities Fund - Series I Sub-Account that invests in this Portfolio is closed and is no longer offered as of May 1, 2020. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Invesco V.I. Value Opportunities Fund - Series I as of May 1, 2021, will be transferred to the Invesco V.I. American Value Fund - Series I Sub-Account.
•Effective April 30, 2021, the Invesco V.I. Mid Cap Core Equity Fund - Series I is changing its name to Invesco V.I. Main Street Mid Cap Fund - Series I.
•Effective May 1, 2021, the VanEck VIP Global Hard Assets Fund - Initial Class is changing its name to VanEck VIP Global Resources Fund - Initial Class.

1
UPDATING SUMMARY PROSPECTUS

Important Information You Should Consider About the Policy

Fees and Expenses				Location(s) in Prospectus
Charges for Early Withdrawals
If you surrender your Policy within the first 9 Policy Years, you will be assessed a surrender charge of up to $56.07 per $1,000 of Face Amount.

For example, if you surrender your Policy within the first 9 Policy Years, you could pay a surrender charge of up to $5,607 on a Policy with a $100,000 Face Amount.
				Charges and Deductions- Surrender Charge
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as a Premium Expense Charge when you pay a Premium, a Surrender Charge when you Surrender your Policy during the first 10 Policy Years, a Partial Withdrawal Service Fee when you make a withdrawal, a Transfer Fee for certain Transfers of Policy Value, and interest when you have a Policy Loan.
				Fee Tables - Transaction Fees
Ongoing Fees and Expenses (as Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance ("COI") under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view the Policy specifications page of your Policy for rates applicable to the Policy.

You will also bear expenses associated with the Portfolios under the Policy, as shown in the following table:
				Fee Tables
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio fees and expenses)	0.10%	1.73%

Risks		Location(s) in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	Principal Risks of Investing in the Policy
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.	Principal Risks of Investing in the Policy
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Portfolios, available under the Policy. Each Portfolio (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.	Principal Risks of Investing in the Policy and Portfolios and the Fixed Account
2
UPDATING SUMMARY PROSPECTUS

Insurance Company Risks	An investment in the Policy is subject to the risks related to the Depositor, Lincoln Benefit, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-844-768-6780.	Principal Risks of Investing in the Policy and Lincoln Benefit Life Company and the Separate Account
Contract Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature or the Coverage Guarantee Rider is not in effect. Your Policy may also lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.

There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.
Lapse and Reinstatement; Principal Risks of Investing in the Policy; Policy Loans; and Purchase of Policy and Premiums

Restrictions		Location(s) in Prospectus
Investment Options
You currently may not have Policy Value in more than twenty-one (21) investment options, counting each Sub-Account and the Fixed Account as one option.

While you also may transfer amounts from the Fixed Account, certain restrictions may apply.

Transfers are subject to the excessive trading and market timing policies described in this Prospectus.

If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.
Transfers; Transfers - Market Timing & Excessive Trading; and Portfolios and the Fixed Account
Optional Benefits	Optional benefits are subject to additional charges. Certain optional benefits are available only at the time your Policy is issued and may not be available for all Insureds.	Optional Benefits Under the Policy

Taxes	Location(s) in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. There is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (“IRA”). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Federal Taxes

3
UPDATING SUMMARY PROSPECTUS

Conflicts of Interest		Location(s) in Prospectus
Investment Professional Compensation	Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	Distribution
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.

4
UPDATING SUMMARY PROSPECTUS

Appendix A – Portfolios Available Under Your Policy
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://www.accessallstate.com/product/ConsultantAccumulatorVUL. You can also request this information at no cost by calling 1-800-865-5237 or by sending an email request to service@allstate.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I (1)	0.66	10.34%	10.45%	8.02%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I (1)	0.63	9.41%	8.16%	6.54%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I (1)	0.61	6.80%	5.08%	3.91%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I (1)	0.64	10.26%	9.56%	7.52%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I (1)	0.62	8.73%	6.79%	5.27%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Seeks to replicate as closely as possible before deduction of expenses, performance of the S&P 500 Index which emphasizes stocks of large U.S. companies.	DWS Equity 500 Index VIP - Class A	0.26	18.10%	14.91%	13.58%
	DWS Investment Management Americas Inc. (Subadviser Northern Trust Investments, Inc.)
Seeks to replicate as closely as possible before deduction of expenses, performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.	DWS Small Cap Index VIP - Class A	0.39	19.43%	12.93%	10.95%
	DWS Investment Management Americas Inc. (Subadviser Northern Trust Investments, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation.	DWS Global Income Builder VIP - Class A	0.64	8.28%	8.38%	7.11%
	DWS Investment Management Americas Inc.
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio - Initial Class	0.60	14.87%	8.62%	7.35%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class	0.61	30.57%	16.19%	13.52%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
A-1

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class	0.53	6.69%	10.69%	10.17%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class	0.24	—	—	—
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.62	43.89%	21.32%	17.25%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class	0.10	18.24%	15.09%	13.78%
	Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	0.39	9.39%	5.43%	4.34%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class	0.79	15.61%	9.25%	6.82%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)
Long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2	0.93	41.75%	20.04%	16.98%
	Fred Alger Management, Inc.
Long-term capital appreciation.	Alger Large Cap Growth Portfolio - Class I-2	0.85	67.03%	22.62%	16.56%
	Fred Alger Management, Inc.
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2	0.96	64.63%	21.07%	14.88%
	Fred Alger Management, Inc.
To seek capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series I (2)	0.80	40.69%	19.40%	15.92%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series II (2)	1.05	40.24%	19.09%	15.62%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco Oppenheimer VI International Growth Fund - Series I	1.00	21.50%	9.25%	7.87%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Main Street Small Cap Fund® - Series I (2)	0.80	19.93%	12.88%	12.13%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Global Fund - Series II (2)	1.02	27.34%	14.56%	11.36%
	Invesco Advisers, Inc.
To seek capital growth.	Invesco V.I. American Franchise Fund - Series I	0.86	42.35%	19.56%	15.32%
	Invesco Advisers, Inc.
A-2

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I (3)	0.93	1.12%	7.00%	8.32%
	Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. Core Equity Fund - Series I	0.81	13.85%	10.67%	9.55%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund - Series I	0.67	6.27%	3.19%	2.79%
	Invesco Advisers, Inc.
To seek long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I	0.75	2.09%	8.66%	9.33%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. High Yield Fund - Series I	0.94	3.32%	6.03%	5.27%
	Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® - Series I (4)	0.94	9.25%	9.60%	7.81%
	Invesco Advisers, Inc.
Long-term growth of capital.	Janus Henderson Balanced Portfolio - Service Shares	0.87	14.03%	11.53%	9.95%
	Janus Capital Management LLC
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Forty Portfolio - Institutional Shares	0.76	39.40%	21.03%	17.02%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Global Research Portfolio - Service Shares	1.09	19.76%	13.06%	9.81%
	Janus Capital Management LLC
Capital appreciation.	Janus Henderson Mid Cap Value Portfolio - Service Shares	1.06	-1.21%	8.36%	7.75%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Service Shares	1.08	16.02%	8.77%	0.66%
	Janus Capital Management LLC
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio	1.43	-1.27%	7.96%	1.00%
	Lazard Asset Management LLC
Long-term growth of capital as its primary objective. Current income as a secondary objective.	ClearBridge Variable Large Cap Value Portfolio - Class I	0.73	5.25%	9.91%	10.91%
	Legg Mason Partners Fund Advisor, LLC (Subadviser Clearbridge Investments, LLC)
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class I	0.84	7.32%	8.18%	5.82%
	Legg Mason Partners Fund Advisor, LLC (Subadviser Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.)
Seeks capital appreciation.	MFS® Investors Trust Series - Initial Class	0.79	13.87%	13.66%	12.50%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series - Initial Class	0.87	45.89%	22.98%	14.70%
	Massachusetts Financial Services Company
A-3

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Seeks total return.	MFS® Total Return Series - Initial Class	0.61	9.81%	8.86%	8.34%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series - Initial Class	0.79	5.90%	11.37%	9.20%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Value Series - Initial Class	0.71	3.48%	10.14%	10.85%
	Massachusetts Financial Services Company
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® High Yield Portfolio - Initial Class	0.72	5.09%	7.26%	5.94%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	0.79	22.53%	18.68%	14.99%
	Massachusetts Financial Services Company
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I	0.57	117.31%	34.10%	23.90%
	Morgan Stanley Investment Management Inc.
Seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio - Class I	0.82	-16.85%	0.10%	5.25%
	Morgan Stanley Investment Management Inc.
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	0.94	5.56%	4.77%	5.28%
	Pacific Investment Management Company LLC
Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio - Administrative Shares	0.84	11.71%	5.25%	3.63%
	Pacific Investment Management Company LLC
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Shares	0.69	8.65%	4.75%	3.93%
	Pacific Investment Management Company LLC
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam VT High Yield Fund - Class IA	0.72	5.50%	7.64%	5.99%
	Putnam Investment Management, LLC (Subadviser Putnam Investments Limited)
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IA	0.94	4.23%	5.61%	4.23%
	Putnam Investment Management, LLC (Subadviser Putnam Investments Limited, The Putnam Advisory Company, LLC)
Seeks long-term capital appreciation.	Guggenheim VT Long Short Equity Fund	1.73	4.93%	2.19%	2.89%
	Guggenheim Investments
Long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio - I	0.75	34.28%	19.52%	17.49%
	T. Rowe Price Associates, Inc.
A high level of dividend income and long-term capital growth primarily through investment in stocks.	T. Rowe Price Equity Income Portfolio - I	0.74	1.18%	9.86%	9.22%
	T. Rowe Price Associates, Inc.
A-4

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.	VanEck VIP Emerging Markets Fund - Initial Class	1.23	17.25%	12.11%	5.06%
	Van Eck Associates Corporation
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund - Initial Class (5)	1.13	19.11%	6.19%	-3.59%
	Van Eck Associates Corporation

(1)The Morningstar ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.
(2)Effective April 30, 2021, the Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series I; Invesco Oppenheimer VI Main Street Small Cap Fund® - Series I; Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series II; Invesco Oppenheimer VI Global Fund - Series II; are changing their names to the Invesco VI Discovery Mid Cap Growth Fund - Series I; Invesco VI Main Street Small Cap Fund® - Series I; Invesco VI Discovery Mid Cap Growth Fund - Series II; Invesco VI Global Fund - Series II, respectively.
(3)Effective April 30, 2021, the Invesco V.I. Value Opportunities Fund - Series I is no longer available as an investment alternative. Therefore, the corresponding Invesco V.I. Value Opportunities Fund - Series I Sub-Account that invests in this Portfolio is closed and is no longer offered as of May 1, 2020. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Invesco V.I. Value Opportunities Fund - Series I as of May 1, 2021, will be transferred to the Invesco V.I. American Value Fund - Series I Sub-Account.
(4)Effective April 30, 2021, the Invesco V.I. Mid Cap Core Equity Fund - Series I is changing its name to Invesco V.I. Main Street Mid Cap Fund - Series I.
(5)Effective May 1, 2021, the VanEck VIP Global Hard Assets Fund - Initial Class is changing its name to VanEck VIP Global Resources Fund - Initial Class.
A-5

This Updating Summary Prospectus incorporates by reference the Policies’ Prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2021, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Edgar Contract Identifier: C000005247
LBL6288USP

Consultant Accumulator Variable Universal Life Insurance
Flexible Premium Variable Universal Life Insurance Policies

Issued by:
Lincoln Benefit Life Company

In connection with:
Lincoln Benefit Life Variable Life Account

Street Address:
1221 N Street, Suite 200
Lincoln, NE 68508

Mailing Address:
Lincoln Benefit Life Company
Policyholder Services
P.O. Box 1538
Jacksonville, IL 62651-1538

Telephone Number: 1-844-768-6780
Fax Number: 1-844-768-6772

Updating Summary Prospectus

May 1, 2021

The prospectus for the Consultant Accumulator Flexible Premium Variable Universal Life Insurance Policies (“the Policies”) contains more information about the Policies, including its features, benefits and risk. You can find the current prospectus and other information about the Policies online at www.life.lbl.com. You can also obtain this information at no cost by calling 1-844-768-6780 or by sending a letter to our mailing address at: P.O. Box 1538; Jacksonville, IL 62651-1538.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov. This Summary Prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI), both dated May 1, 2021, as amended or supplemented. The SAI may be obtained, free of charge in the same manner as the prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for the Portfolio Companies available under your Policy will no longer be sent by mail, unless you specifically request paper copies of the reports from Lincoln Benefit Life Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Lincoln Benefit Life Company electronically by contracting Lincoln Benefit Life Company Customer Service at 1-844-768-6780.
You may elect to receive all future reports in paper free of charge. You can inform Lincoln Benefit Life Company that you wish to continue receiving paper copies of your shareholder reports by contacting Lincoln Benefit Life Company Customer Service at 1-844-768-6780. Your election to receive reports in paper will apply to all portfolio companies available under the Policy.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

SPECIAL TERMS	ii
UPDATED INFORMATION ABOUT YOUR POLICY	1
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY	2
APPENDIX A	A-1

i

Special Terms
Beneficiary(ies) - The person(s) named by you to receive the Death Benefit under the Policy.
Company - Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
Death Benefit - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.
Face Amount - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.
Fixed Account - The portion of the Policy Value allocated to our general account.
Grace Period - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.
Insured - The person whose life is covered by your Policy.
Issue Date - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.
Loan Account - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.
Monthly Activity Day - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.
Monthly Deduction - The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.
Policy Anniversary - The same day and month as the Issue Date for each subsequent year the Policy remains in force.
Policy Debt - The sum of all unpaid Policy loans and accrued loan interest.
Policy Month - A one month period beginning on the same day of the month as the issue date of the policy.
Policy Owner (“You” “Your”) - The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.
Policy Value - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.
Policy Year - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.
Portfolio Company - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Premium - Amounts paid to us as premium for the Policy by you or on your behalf.
SAI - Statement of Additional Information, which is available upon request.
Safety Net Premium - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans made by you, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.

ii

Separate Account - Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.
Sub-Account - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.
We - Our company, Lincoln Benefit Life Company, sometimes referred to as “Lincoln Benefit.”
You, Your - The person having the rights and privileges of ownership in the Policy.

iii

Updated Information About Your Policy
Q: Have the features of my Policy or the Portfolio Companies available under my Policy changed during the previous year?
A: Yes. Please see below for a summary of changes to the Portfolio Companies available under your Policy. These changes may or may not affect you, depending your choice of Portfolio Companies.
•    Portfolio Companies:
•Effective April 30, 2021, the Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series I; Invesco Oppenheimer VI Main Street Small Cap Fund® - Series I; Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series II; Invesco Oppenheimer VI Global Fund - Series II; are changing their names to the Invesco VI Discovery Mid Cap Growth Fund - Series I; Invesco VI Main Street Small Cap Fund® - Series I; Invesco VI Discovery Mid Cap Growth Fund - Series II; Invesco VI Global Fund - Series II, respectively.
•Effective April 30, 2021, the Invesco V.I. Value Opportunities Fund - Series I is no longer available as an investment alternative. Therefore, the corresponding Invesco V.I. Value Opportunities Fund - Series I Sub-Account that invests in this Portfolio is closed and is no longer offered as of May 1, 2020. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Invesco V.I. Value Opportunities Fund - Series I as of May 1, 2021, will be transferred to the Invesco V.I. American Value Fund - Series I Sub-Account.
•Effective April 30, 2021, the Invesco V.I. Mid Cap Core Equity Fund - Series I is changing its name to Invesco V.I. Main Street Mid Cap Fund - Series I.
•Effective May 1, 2021, the VanEck VIP Global Hard Assets Fund - Initial Class is changing its name to VanEck VIP Global Resources Fund - Initial Class.

UPDATING SUMMARY PROSPECTUS

Important Information You Should Consider About the Policy

Fees and Expenses				Location(s) in Prospectus
Charges for Early Withdrawals
If you surrender your Policy within the first 9 Policy Years, you will be assessed a surrender charge of up to $56.07 per $1,000 of Face Amount.

For example, if you surrender your Policy within the first 9 Policy Years, you could pay a surrender charge of up to $5,607 on a Policy with a $100,000 Face Amount.
				Charges and Deductions- Surrender Charge
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as a Premium Expense Charge when you pay a Premium, a Surrender Charge when you Surrender your Policy during the first 10 Policy Years, a Partial Withdrawal Service Fee when you make a withdrawal, a Transfer Fee for certain Transfers of Policy Value, and interest when you have a Policy Loan.
				Fee Tables - Transaction Fees
Ongoing Fees and Expenses (as Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance ("COI") under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view the Policy specifications page of your Policy for rates applicable to the Policy.

You will also bear expenses associated with the Portfolios under the Policy, as shown in the following table:
				Fee Tables
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio fees and expenses)	0.10%	1.73%

Risks		Location(s) in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	Principal Risks of Investing in the Policy
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.	Principal Risks of Investing in the Policy
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Portfolios, available under the Policy. Each Portfolio (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.	Principal Risks of Investing in the Policy and Portfolios and the Fixed Account

UPDATING SUMMARY PROSPECTUS

Insurance Company Risks	An investment in the Policy is subject to the risks related to the Depositor, Lincoln Benefit, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-844-768-6780.	Principal Risks of Investing in the Policy and Lincoln Benefit Life Company and the Separate Account
Contract Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature or the Coverage Guarantee Rider is not in effect. Your Policy may also lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.

There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.
Lapse and Reinstatement; Principal Risks of Investing in the Policy; Policy Loans; and Purchase of Policy and Premiums

Restrictions		Location(s) in Prospectus
Investment Options
You currently may not have Policy Value in more than twenty-one (21) investment options, counting each Sub-Account and the Fixed Account as one option.

While you also may transfer amounts from the Fixed Account, certain restrictions may apply.

Transfers are subject to the excessive trading and market timing policies described in this Prospectus.

If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.
Transfers; Transfers - Market Timing & Excessive Trading; and Portfolios and the Fixed Account
Optional Benefits	Optional benefits are subject to additional charges. Certain optional benefits are available only at the time your Policy is issued and may not be available for all Insureds.	Optional Benefits Under the Policy

Taxes	Location(s) in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. There is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (“IRA”). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Federal Taxes

UPDATING SUMMARY PROSPECTUS

Conflicts of Interest		Location(s) in Prospectus
Investment Professional Compensation	Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	Distribution
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.

UPDATING SUMMARY PROSPECTUS

Appendix A – Portfolios Available Under Your Policy
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.life.lbl.com. You can also request this information at no cost by calling 1-844-768-6780 or by sending an email request to service@lbl.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I (1)	0.66	10.34%	10.45%	8.02%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I (1)	0.63	9.41%	8.16%	6.54%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I (1)	0.61	6.80%	5.08%	3.91%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I (1)	0.64	10.26%	9.56%	7.52%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I (1)	0.62	8.73%	6.79%	5.27%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Seeks to replicate as closely as possible before deduction of expenses, performance of the S&P 500 Index which emphasizes stocks of large U.S. companies.	DWS Equity 500 Index VIP - Class A	0.26	18.10%	14.91%	13.58%
	DWS Investment Management Americas Inc. (Subadviser Northern Trust Investments, Inc.)
Seeks to replicate as closely as possible before deduction of expenses, performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.	DWS Small Cap Index VIP - Class A	0.39	19.43%	12.93%	10.95%
	DWS Investment Management Americas Inc. (Subadviser Northern Trust Investments, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation.	DWS Global Income Builder VIP - Class A	0.64	8.28%	8.38%	7.11%
	DWS Investment Management Americas Inc.
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio - Initial Class	0.60	14.87%	8.62%	7.35%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class	0.61	30.57%	16.19%	13.52%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class	0.53	6.69%	10.69%	10.17%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class	0.24	—	—	—
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.62	43.89%	21.32%	17.25%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class	0.10	18.24%	15.09%	13.78%
	Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	0.39	9.39%	5.43%	4.34%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class	0.79	15.61%	9.25%	6.82%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)
Long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2	0.93	41.75%	20.04%	16.98%
	Fred Alger Management, Inc.
Long-term capital appreciation.	Alger Large Cap Growth Portfolio - Class I-2	0.85	67.03%	22.62%	16.56%
	Fred Alger Management, Inc.
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2	0.96	64.63%	21.07%	14.88%
	Fred Alger Management, Inc.
To seek capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series I (2)	0.80	40.69%	19.40%	15.92%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series II (2)	1.05	40.24%	19.09%	15.62%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco Oppenheimer VI International Growth Fund - Series I	1.00	21.50%	9.25%	7.87%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Main Street Small Cap Fund® - Series I (2)	0.80	19.93%	12.88%	12.13%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Global Fund - Series II (2)	1.02	27.34%	14.56%	11.36%
	Invesco Advisers, Inc.
To seek capital growth.	Invesco V.I. American Franchise Fund - Series I	0.86	42.35%	19.56%	15.32%
	Invesco Advisers, Inc.

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I (3)	0.93	1.12%	7.00%	8.32%
	Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. Core Equity Fund - Series I	0.81	13.85%	10.67%	9.55%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund - Series I	0.67	6.27%	3.19%	2.79%
	Invesco Advisers, Inc.
To seek long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I	0.75	2.09%	8.66%	9.33%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. High Yield Fund - Series I	0.94	3.32%	6.03%	5.27%
	Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® - Series I (4)	0.94	9.25%	9.60%	7.81%
	Invesco Advisers, Inc.
Long-term growth of capital.	Janus Henderson Balanced Portfolio - Service Shares	0.87	14.03%	11.53%	9.95%
	Janus Capital Management LLC
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Forty Portfolio - Institutional Shares	0.76	39.40%	21.03%	17.02%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Global Research Portfolio - Service Shares	1.09	19.76%	13.06%	9.81%
	Janus Capital Management LLC
Capital appreciation.	Janus Henderson Mid Cap Value Portfolio - Service Shares	1.06	-1.21%	8.36%	7.75%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Service Shares	1.08	16.02%	8.77%	0.66%
	Janus Capital Management LLC
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio	1.43	-1.27%	7.96%	1.00%
	Lazard Asset Management LLC
Long-term growth of capital as its primary objective. Current income as a secondary objective.	ClearBridge Variable Large Cap Value Portfolio - Class I	0.73	5.25%	9.91%	10.91%
	Legg Mason Partners Fund Advisor, LLC (Subadviser Clearbridge Investments, LLC)
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class I	0.84	7.32%	8.18%	5.82%
	Legg Mason Partners Fund Advisor, LLC (Subadviser Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.)
Seeks capital appreciation.	MFS® Investors Trust Series - Initial Class	0.79	13.87%	13.66%	12.50%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series - Initial Class	0.87	45.89%	22.98%	14.70%
	Massachusetts Financial Services Company

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Seeks total return.	MFS® Total Return Series - Initial Class	0.61	9.81%	8.86%	8.34%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series - Initial Class	0.79	5.90%	11.37%	9.20%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Value Series - Initial Class	0.71	3.48%	10.14%	10.85%
	Massachusetts Financial Services Company
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® High Yield Portfolio - Initial Class	0.72	5.09%	7.26%	5.94%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	0.79	22.53%	18.68%	14.99%
	Massachusetts Financial Services Company
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I	0.57	117.31%	34.10%	23.90%
	Morgan Stanley Investment Management Inc.
Seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio - Class I	0.82	-16.85%	0.10%	5.25%
	Morgan Stanley Investment Management Inc.
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares	0.94	5.56%	4.77%	5.28%
	Pacific Investment Management Company LLC
Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio - Administrative Shares	0.84	11.71%	5.25%	3.63%
	Pacific Investment Management Company LLC
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Shares	0.69	8.65%	4.75%	3.93%
	Pacific Investment Management Company LLC
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam VT High Yield Fund - Class IA	0.72	5.50%	7.64%	5.99%
	Putnam Investment Management, LLC (Subadviser Putnam Investments Limited)
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IA	0.94	4.23%	5.61%	4.23%
	Putnam Investment Management, LLC (Subadviser Putnam Investments Limited, The Putnam Advisory Company, LLC)
Seeks long-term capital appreciation.	Guggenheim VT Long Short Equity Fund	1.73	4.93%	2.19%	2.89%
	Guggenheim Investments
Long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio - I	0.75	34.28%	19.52%	17.49%
	T. Rowe Price Associates, Inc.
A high level of dividend income and long-term capital growth primarily through investment in stocks.	T. Rowe Price Equity Income Portfolio - I	0.74	1.18%	9.86%	9.22%
	T. Rowe Price Associates, Inc.

Type/Investment Objective	Portfolio Company and Investment Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.	VanEck VIP Emerging Markets Fund - Initial Class	1.23	17.25%	12.11%	5.06%
	Van Eck Associates Corporation
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund - Initial Class (5)	1.13	19.11%	6.19%	-3.59%
	Van Eck Associates Corporation

(1)The Morningstar ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.
(2)Effective April 30, 2021, the Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series I; Invesco Oppenheimer VI Main Street Small Cap Fund® - Series I; Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series II; Invesco Oppenheimer VI Global Fund - Series II; are changing their names to the Invesco VI Discovery Mid Cap Growth Fund - Series I; Invesco VI Main Street Small Cap Fund® - Series I; Invesco VI Discovery Mid Cap Growth Fund - Series II; Invesco VI Global Fund - Series II, respectively.
(3)Effective April 30, 2021, the Invesco V.I. Value Opportunities Fund - Series I is no longer available as an investment alternative. Therefore, the corresponding Invesco V.I. Value Opportunities Fund - Series I Sub-Account that invests in this Portfolio is closed and is no longer offered as of May 1, 2020. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Invesco V.I. Value Opportunities Fund - Series I as of May 1, 2021, will be transferred to the Invesco V.I. American Value Fund - Series I Sub-Account.
(4)Effective April 30, 2021, the Invesco V.I. Mid Cap Core Equity Fund - Series I is changing its name to Invesco V.I. Main Street Mid Cap Fund - Series I.
(5)Effective May 1, 2021, the VanEck VIP Global Hard Assets Fund - Initial Class is changing its name to VanEck VIP Global Resources Fund - Initial Class.

This Updating Summary Prospectus incorporates by reference the Policies’ Prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2021, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Edgar Contract Identifier: C000005247
LBL6288RESUSP